AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Auto Components — 0.9%
Aptiv PLC*	163,531	$24,361,213
Biotechnology — 1.0%
Incyte Corp.*	108,168	7,439,795
Vertex Pharmaceuticals, Inc.*	101,887	18,481,283
		25,921,078
Capital Markets — 1.5%
Charles Schwab Corp. (The)	173,311	12,623,973
MarketAxess Holdings, Inc.	12,193	5,129,473
S&P Global, Inc.	42,149	17,908,689
XP, Inc. (Brazil) (Class A Stock)*	127,694	5,129,468
		40,791,603
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	253,551	18,567,540
Entertainment — 4.6%
Live Nation Entertainment, Inc.*	154,771	14,104,281
Netflix, Inc.*	98,342	60,022,056
Sea Ltd. (Taiwan), ADR*	34,260	10,919,690
Spotify Technology SA*	148,536	33,471,102
Warner Music Group Corp. (Class A Stock)	120,352	5,143,845
		123,660,974
Health Care Equipment & Supplies — 4.5%
Becton, Dickinson & Co.	72,376	17,791,468
Intuitive Surgical, Inc.*	53,573	53,259,598
Stryker Corp.	195,662	51,599,983
		122,651,049
Health Care Providers & Services — 6.6%
Anthem, Inc.	34,372	12,813,882
Centene Corp.*	194,241	12,103,157
Cigna Corp.	236,058	47,249,369
HCA Healthcare, Inc.	128,982	31,306,511
Humana, Inc.	50,615	19,696,827
UnitedHealth Group, Inc.	138,370	54,066,694
		177,236,440
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.*	11,806	28,025,909
Chipotle Mexican Grill, Inc.*	10,079	18,318,784
DraftKings, Inc. (Class A Stock)*(a)	249,513	12,016,546
		58,361,239
Interactive Media & Services — 22.9%
Alphabet, Inc. (Class A Stock)*	73,744	197,156,059
Alphabet, Inc. (Class C Stock)*	29,348	78,221,518
Facebook, Inc. (Class A Stock)*	499,490	169,521,911
IAC/InterActiveCorp*	106,017	13,812,955
Match Group, Inc.*	172,021	27,005,577
Pinterest, Inc. (Class A Stock)*	194,847	9,927,455
Snap, Inc. (Class A Stock)*	1,110,003	81,995,921
Tencent Holdings Ltd. (China), ADR(a)	563,236	33,664,616
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Vimeo, Inc.*(a)	260,776	$7,658,991
		618,965,003
Internet & Direct Marketing Retail — 9.8%
Alibaba Group Holding Ltd. (China), ADR*	103,773	15,363,593
Amazon.com, Inc.*	67,832	222,830,833
Coupang, Inc. (South Korea)*(a)	417,273	11,621,053
DoorDash, Inc. (Class A Stock)*(a)	25,675	5,288,536
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	238,943	8,955,584
		264,059,599
IT Services — 9.8%
Affirm Holdings, Inc.*(a)	17,618	2,098,832
Fidelity National Information Services, Inc.	78,788	9,586,924
Global Payments, Inc.	486,038	76,589,868
MongoDB, Inc.*(a)	47,908	22,589,101
PayPal Holdings, Inc.*	185,089	48,162,009
Shopify, Inc. (Canada) (Class A Stock)*	4,855	6,582,312
Snowflake, Inc. (Class A Stock)*	8,694	2,629,327
Visa, Inc. (Class A Stock)(a)	435,903	97,097,393
		265,335,766
Life Sciences Tools & Services — 1.0%
Avantor, Inc.*	691,346	28,276,051
Machinery — 0.9%
Ingersoll Rand, Inc.*	460,611	23,219,401
Multiline Retail — 1.3%
Dollar General Corp.	162,831	34,542,968
Professional Services — 0.6%
CoStar Group, Inc.*	196,296	16,893,234
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.*	161,998	16,669,594
ASML Holding NV (Netherlands)	63,138	47,044,755
		63,714,349
Software — 20.9%
Fortinet, Inc.*	128,452	37,513,122
Intuit, Inc.	165,823	89,463,167
Microsoft Corp.	810,967	228,627,817
salesforce.com, Inc.*	311,533	84,493,980
SentinelOne, Inc. (Class A Stock)*(a)	154,114	8,255,887
ServiceNow, Inc.*	68,293	42,496,685
Splunk, Inc.*	136,484	19,750,600
Synopsys, Inc.*	81,767	24,481,857
UiPath, Inc. (Class A Stock)*(a)	102,597	5,397,628
Workday, Inc. (Class A Stock)*	29,475	7,365,508
Zoom Video Communications, Inc. (Class A Stock)*	69,522	18,180,003
		566,026,254
Specialty Retail — 2.4%
Carvana Co.*(a)	73,981	22,308,231
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AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Ross Stores, Inc.	387,366	$42,164,789
		64,473,020
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	829,519	117,376,938
Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.*	51,492	20,838,812
NIKE, Inc. (Class B Stock)	118,378	17,192,037
		38,030,849

Total Long-Term Investments (cost $1,530,032,865)		2,692,464,568
Short-Term Investments — 7.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	7,707,320	7,707,320
PGIM Institutional Money Market Fund (cost $183,611,465; includes $183,603,200 of cash collateral for securities on loan)(b)(wa)	183,721,698	183,611,465

Total Short-Term Investments (cost $191,318,785)		191,318,785

TOTAL INVESTMENTS—106.8% (cost $1,721,351,650)		2,883,783,353

Liabilities in excess of other assets(z) — (6.8)%		(182,678,120)

Net Assets — 100.0%		$2,701,105,233

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
PIPE	Private Investments in Public Equity
SPAC	Special Purpose Acquisition Company

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(90,099) and (0.0)% of net assets.
(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $177,847,024; cash collateral of $183,603,200 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded commitment with a SPAC outstanding at September 30, 2021:
Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
Aurora Innovations Inc./Reinvent Technology Partners Y SPAC PIPE Commitment^	84,759	$847,590	$757,491	$(90,099)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2